CONTRACT ASSETS, NET (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)
CONTRACT ASSETS, NET
Contract assets	$ 4,480,702				¥ 31,677,348		¥ 4,796,153
Impairment of contract assets	(19,769)			¥ (395,604)	(139,762)	$ (22,945)	(162,213)
Total contract assets, net	4,460,933				¥ 31,537,586		¥ 4,633,940
Net recovery of impairment of contract asset	$ 3,176	¥ 22,451	¥ 233,391	¥ 56,072